STOCK OPTION AND STOCK UNIT PLANS (Details) (CAD) In Millions, except Share data, unless otherwise specified		12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 2002 ISO plan	Dec. 31, 2012 2007 ISO and PBSO plans	Dec. 31, 2011 2007 ISO and PBSO plans	Dec. 31, 2007 2007 ISO and PBSO plans	Dec. 31, 2012 PSU Plan and the RSU Plan	Dec. 31, 2012 INCENTIVE STOCK OPTIONS	Dec. 31, 2011 INCENTIVE STOCK OPTIONS	Dec. 31, 2010 INCENTIVE STOCK OPTIONS	Dec. 31, 2012 PERFORMANCE BASED STOCK OPTIONS	Dec. 31, 2011 PERFORMANCE BASED STOCK OPTIONS	Dec. 31, 2010 PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans	4
Maximum number of common shares reserved for issuance under the share-based compensation plan		60,000,000	52,000,000		33,000,000
Number of shares issued to date under the share-based compensation plan		46,000,000	4,000,000
Increase in number of shares reserved under the share-based compensation plan				19,000,000
Number of common shares for each stock unit granted						1
Vesting period							4 years			5 years
Expiration term							10 years
Number
Options outstanding at beginning of year (in shares)							27,465,000			4,127,000
Options granted (in shares)							5,802,000			3,543,000
Options exercised (in shares)							(5,796,000)			(966,000)
Options cancelled or expired (in shares)							(103,000)
Options outstanding at end of year (in shares)							27,368,000	27,465,000		6,704,000	4,127,000
Options vested at end of year (in shares)							13,703,000			3,061,000
Weighted Average Exercise Price
Options outstanding at beginning of year (in Canadian dollars per share)							21.19			18.52
Options granted (in Canadian dollars per share)							38.32			39.34
Options exercised (in Canadian dollars per share)							16.99			18.29
Options cancelled or expired (in Canadian dollars per share)							27.78
Options outstanding at end of year (in Canadian dollars per share)							25.69	21.19		29.56	18.52
Options vested at end of year (in Canadian dollars per share)							20.33			18.54
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year							6 years 8 months 12 days			5 years 3 months 18 days
Options vested at end of year							5 years 2 months 12 days			2 years 7 months 6 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)							375			66
Options vested at end of year (in Canadian dollars)							261			64
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)							130	68	38	20	2	26
Cash received on exercise of awards (in Canadian dollars)							69	56	50	12	3	27
Total fair value of options vested (in Canadian dollars)							19	17	14	1	2	2
Total intrinsic value of awards outstanding (in Canadian dollars)							375			66